RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE - Disclosure of receivables and prepaid expenses (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE [Abstract]
Receivables	$ 37,202	$ 32,094	$ 85,907
Prepaid expenses	684,354	631,491	460,207
Total trade and other current receivables	$ 721,556	$ 663,585	$ 546,114